Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Bank Borrowings [Abstract]
Short-term bank borrowings	¥ 50,500,000	$ 6,918,472	¥ 19,500,000
Long-term bank borrowings	5,256,098		7,512,629
Less: Current portion of long-term bank borrowings	(792,548)	$ (108,579)	(1,993,168)
Long-term borrowings, excluding current portion	¥ 4,463,550		¥ 5,519,461